Fair Value Measurements (Schedule of Information Related to Level 3 Non-Recurring Fair Value Measurements) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Measurements Disclosure [Line Items]
Impaired non-covered loans and leases	$ 6,664	$ 10,519
Impaired covered loans	38,463	1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762	42,216	61,148
Foreclosed assets covered by FDIC loss share agreements	52,951	72,907	31,145
Level 3 [Member]
Fair Value Measurements Disclosure [Line Items]
Impaired non-covered loans and leases	6,664	10,519
Impaired covered loans	38,463	1,854
Foreclosed assets not covered by FDIC loss share agreements	13,924	31,762
Foreclosed assets covered by FDIC loss share agreements	$ 52,951	$ 72,907